Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Significant accounting policies
Basis of preparation

2.1.   Basis of preparation

The accompanying consolidated financial statements, which include the accounts of Ardmore and its subsidiaries, have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All subsidiaries are 100% directly or indirectly owned by Ardmore. AASML, a joint venture in which the Company has a 50% interest, is accounted for using the equity method. The Company’s 10% investment in Element 1 Corp. is also accounted for using the equity method as the Company is able to exercise significant influence. All intercompany balances and transactions have been eliminated on consolidation.

Uses of estimates

2.2.   Uses of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for vessels, vessel valuations, residual value of vessels, expected future cash flows from vessels to support vessel impairment tests, provisions necessary for receivables from charterers, the selection of inputs used in the valuation model for share-based payment awards, provisions for legal disputes and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable. Actual results could differ from those estimates.

Reporting currency

2.3.   Reporting currency

The consolidated financial statements are stated in U.S. Dollars. The functional currency of the Company is U.S. Dollars because the Company operates in international shipping markets in which most transactions are denominated in the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. Resulting gains and losses are included in the accompanying consolidated statements of operations.

Recent accounting pronouncements

2.4.   Recently issued accounting pronouncements

Recently adopted

In November 2023 the FASB issued Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures, which amends the existing segment reporting guidance (Accounting Standards Codification Topic 280) to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit or loss, an amount for other segment items by reportable segment and a description of its composition, the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. The amendments in this update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024.

Issued but not yet effective

On December 14, 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09). The ASU focuses on income tax disclosures around effective tax rates and cash income taxes paid. ASU 2023-09 largely follows the proposed ASU issued earlier in 2023 with several important modifications and clarifications discussed below. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024 and effective for all other business entities one year later. Entities should adopt this guidance on a prospective basis, though retrospective application is permitted. The Company is currently evaluating the impact of its pending adoption of this standard on its financial statement disclosures.

On March 21, 2024, the FASB issued Accounting Standards Update 2024-01, Compensation – Stock Compensation (Topic 718) which clarifies how an entity determines whether a profits interest or similar award is (1) within the scope of ASC 718 or (2) not a share-based payment arrangement and therefore within the scope of other guidance. ASU 2024-01 is effective for public business entities for annual periods beginning after December 15, 2024. The Company is currently evaluating the impact of its pending adoption of this standard on its financial statement disclosures.

On November 4, 2024, the FASB issued Accounting Standards Update 2024-03, Disaggregation of Income Statement Expenses (ASU 2024-03), which requires disaggregated disclosure of income statement expenses for public business entities. The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. On January 6, 2025, the FASB issued Accounting Standards Update 2025-01 which clarifies the effective date of ASU 2024-03 with respect to interim periods.

The standard is effective for annual reporting periods beginning after 15 December 2026, and for interim reporting periods within annual reporting periods beginning after December 15, 2027. The Company is currently evaluating the impact of its pending adoption of this standard on its financial statement disclosures.

On November 26, 2024, the FASB issued Accounting Standard Update 2024-04, Debt – Debt with Conversion and Other Options (Subtopic 470-20), which amends ASC 470-202 to clarify the requirements related to accounting for the settlement of a debt instrument as an induced conversion. The amendments in this update are effective for fiscal years beginning after December 15, 2025, and interim periods within those annual reporting periods. Early adoption is permitted if the entity has also adopted ASU 2020-06 Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity for that period. The Company is currently evaluating the impact of its pending adoption of this standard on its financial statement disclosures.

Revenue, net

2.5.   Revenue, net

Revenue is generated from spot charter arrangements and time charter arrangements, net of address commission and provisions for demurrage.

Spot charter arrangements

In the Company’s spot charter arrangements, the charterer hires a vessel to transport a specific agreed-upon cargo for a single voyage that are generally short in duration (less than two months), which may contain multiple load ports and discharge ports. The consideration in such a contract is determined on the basis of a freight rate per metric ton of cargo carried or occasionally on a lump sum basis. The contract generally has standard payment terms of freight paid within three to seven days after completion of loading. Revenue from voyage charters is recognized when (i) the parties to the contract have approved the contract in the form of a written charter agreement and are committed to perform their respective obligations, (ii) we can identify each party’s rights regarding the services to be transferred, (iii) we can identify the payment terms for the services to be transferred, (iv) the charter agreement has commercial substance (that is, the risk, timing, or amount of our future cash flows is expected to change as a result of the contract) and (v) it is probable that we will collect substantially all of the consideration to which we will be entitled in exchange for the services that will be transferred to the charterer

Spot charter arrangements do not contain a lease and are therefore considered service contracts that fall under the provisions of Accounting Standard Codification (“ASC”) 606 Revenue from Contracts with Customers. Spot charter arrangements are considered service contracts which fall under the provisions of ASC 606 because the Company retain control over the operations of the vessel, including directing the routes taken and vessel speed. The Company determined that a spot charter arrangement includes a single performance obligation, which is to provide the charterer with an integrated transportation service within a specified time period. In addition, the Company have concluded that a contract for a spot charter arrangement meets the criteria to recognize revenue over time because the charterer simultaneously receives and consumes the benefits of the Company’s performance as the voyage progresses and therefore revenues are recognized on a pro rata basis over the duration of the voyage determined on a load-to-discharge port basis.

The consideration that the Company expects to be entitled to receive includes estimates of revenue associated with the loading or discharging time that exceed the originally estimated duration of the voyage, which is referred to as “demurrage revenue”, when it is determined there will be incremental time required to complete the contracted voyage.

Demurrage revenue, which is earned during a voyage charter and represents variable consideration, which is estimated at contract inception based on estimates for any potential delays exceeding the allowed laytime as per the charter party clause at the ports visited. It is not considered a separate deliverable in accordance with ASC 606 as it is part of the single performance obligation in a spot charter arrangement, which is to provide cargo transportation services to the completion of a contracted voyage.

Additionally, the Company has identified that the contract fulfillment costs of spot market voyage charters consist primarily of the fuel consumption that is incurred by the Company from the latter of the end of the previous vessel employment and the contract date until the arrival at the loading port, in addition to any port expenses incurred prior to arrival at the load port.

The fuel consumption and any port expenses incurred prior to arrival at the load port during this period are deferred and recorded in Inventories as deferred contract costs in the consolidated balance sheets and are amortized ratably over the total transit time of the voyage from arrival at the loading port until the vessel departs from the discharge port and are expensed as part of voyage expenses.

Time charter arrangements

From time to time the Company enters into time charter arrangements, which are for a specified period of time, and key decisions concerning the use of the vessel during the duration of the time charter period reside with the charterer. In time charter arrangements, the Company is responsible for the crewing, maintenance and insurance of the vessel, and the charterer is generally responsible for voyage specific costs, which typically include bunkers and port/canal costs.

As the charterer holds sufficient latitude in its rights to determine how and when the vessel is used on voyages and the charterer is also responsible for costs incurred during the voyage, the charterer derives the economic benefits from the use of the vessel, as control over the right to use the vessel is transferred to the charterer during the specified time charter period. Accordingly, time charters are considered operating leases and the Company applies guidance for lessors in FASB Accounting Standards Codification 842 - Leases (“ASC 842”). The Company has elected to apply the practical expedient under Accounting Standards Codification 842 – Leases (“ASC 842”), which allows lessors to account for lease and non-lease components as a single lease component when certain criteria are met. Revenue for time charters is recognized on a straight-line basis ratably over the term of the charter.

Voyage and vessel operating expenses

2.6.   Voyage and vessel operating expenses

Voyage expenses

Voyage expenses represent costs the Company is responsible to incur in charter arrangements during a voyage that are directly related to a voyage. Voyage expenses include bunkers and port/canal costs, which are expensed as incurred.

Voyage expenses also include contract fulfillment costs that are incurred by the Company prior to a voyage.

These costs are from the later of when a vessel departed from its prior charter discharge port and when a vessel entered a new charter to the arrival at the loading port for the new charter and are deferred and amortized ratably over the new charter for charters accounted for in accordance with ASC 606. Such costs are typically comprised of bunkers.

Vessel operating expenses

Vessel operating expenses represent costs the Company incurs to operate its vessels that are not directly related to a voyage. Vessel operating expenses include costs for crew, repairs and maintenance, insurance, stores, lube oils, communications and technical management. Vessel operating expenses are expensed as incurred.

Cash and cash equivalents

2.7.   Cash and cash equivalents

The Company classifies investments with an original maturity date of three months or less as cash and cash equivalents. The Company is required to maintain a minimum cash balance in accordance with its long-term debt facility agreements (see Note 6) and finance lease facility agreements (see Note 7).

Receivables

2.8.   Receivables

Receivables include amounts due from charterers for hire and other recoverable expenses due to the Company. As of the balance sheet date, all potentially uncollectible accounts are assessed individually for the purposes of determining the appropriate allowance for bad debt.

Prepaid expenses and other assets

2.9.   Prepaid expenses and other assets

Prepaid expenses and other assets consist of payments made in advance for insurance or other expenses, and insurance claims outstanding and certain assets held by vessel managers. Insurance claims are recorded, net of any deductible amounts, for insured damages which are recognized when recovery is virtually certain under the related insurance policies and where the Company can make an estimate of the amount to be reimbursed following the insurance claim. As of the balance sheet date, all potentially uncollectible accounts are assessed individually for the purposes of determining the appropriate provision for doubtful accounts.

Advances and deposits

2.10.   Advances and deposits

Advances and deposits primarily include amounts advanced to AASML for expenses incurred by them in operating the vessels, together with other necessary deposits paid during the course of business.

Inventories

2.11.   Inventories

Inventories consist of bunkers, lubricating oils and other consumables on board the Company’s vessels. Inventories are valued at the lower of cost or net realizable value on a first-in first-out basis. Cost is based on the normal levels of cost and comprises the cost of purchase, being the suppliers’ invoice price with the addition of charges such as freight or duty where appropriate. Spares are expensed as incurred.

Vessels held for sale

2.12.   Vessel held for sale

Assets are classified as held for sale when management, having the authority to approve the action, commits to a plan to sell the asset, the sale is probable within one year, and the asset is available for immediate sale in its present condition. Consideration is given to whether an active program to locate a buyer has been initiated, whether the asset is marketed actively for sale at a price that is reasonable in relation to its current fair value, and whether actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. When assets are classified as held for sale, they are measured at the lower of their carrying amount or fair value less cost to sell and they are tested for impairment.

A gain is recognized when the carrying value of the asset is less than the estimated fair value, less transaction costs. A loss is recognized when the carrying value of the asset is greater than the estimated fair value, less transaction costs. Assets classified as held for sale are no longer depreciated.

Vessels and vessel equipment

2.13.   Vessels and vessel equipment

Vessels and vessel equipment are recorded at their cost less accumulated depreciation.

Vessel cost comprises acquisition costs directly attributable to the vessel and the expenditures made to prepare the vessel for its initial voyage. Vessels are depreciated on a straight-line basis over their estimated useful economic life from the date of initial delivery from the shipyard.

The useful life of the Company’s vessels is estimated at 25 years from the date of initial delivery from the shipyard. Depreciation is based on cost less the estimated residual scrap value of $400 per lightweight ton (“lwt”).

Vessel equipment comprises the costs of significant replacements, renewals and upgrades to the Company’s vessels. Vessel equipment is depreciated over the shorter of the vessel’s remaining useful life or the life of the renewal or upgrade. The amount capitalized is based on management’s judgment as to expenditures that extend a vessel’s useful life or increase the operational efficiency of a vessel. Costs that are not capitalized are recorded as a component of direct vessel operating expenses during the period incurred. Expenses for routine maintenance and repairs are expensed as incurred.

Deferred drydock expenditures

2.14.   Deferred drydock expenditures

The Company follows the deferral method of accounting for drydock expenditures whereby actual expenditures incurred are deferred and are amortized on a straight-line basis through to the date of the next scheduled drydocking, generally 30 to 60 months. Expenditures deferred as part of the drydock include direct costs that are incurred as part of the drydocking to meet regulatory requirements. Direct expenditures that are deferred include the shipyard costs, parts, inspection fees, steel, blasting and painting. Expenditures for normal maintenance and repairs, whether incurred as part of the drydocking or not, are expensed as incurred. Unamortized drydock expenditures of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessels’ sale. Unamortized drydock expenditures are written off as drydock amortization if the vessels are drydocked before the expiration of the applicable amortization period.

Advances for ballast water treatment systems

2.15.   Advances for ballast water treatment systems

The Company is in the process of installing ballast water treatment systems on each of its vessels that do not currently have the system installed. This is a requirement of the International Maritime Organization. The Company capitalizes and depreciates the costs of ballast water treatment systems, including installation costs, on each vessel from the date of completion of the system over the remaining useful life of the vessel.

Vessel impairment

2.16.   Vessel impairment

Management regularly reviews the carrying amounts of the Company’s vessels that are “held and used” for recoverability.  Vessels are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. When such indicators are present, a vessel held and used is tested for recoverability by comparing the estimate of undiscounted future cash flows expected to be generated by the use of the vessel over its remaining useful life and its eventual disposition to its carrying amount together with the carrying value of deferred drydock expenditures and special survey costs related to the vessel.

For purposes of testing for recoverability, undiscounted future cash flows are determined by applying various assumptions based on historical trends as well as future expectations. In estimating future revenue, the Company considers charter rates for each vessel class over the estimated remaining lives of the vessels using both historical average rates for the Company over the last five years, where available, and historical average one-year time charter rates for the industry over the last 10 years. Recognizing that rates tend to be cyclical and considering market volatility based on factors beyond the Company’s control, management believes it is reasonable to use estimates based on a combination of more recent internally generated rates and the 10-year average historical average industry rates. Undiscounted future cash flows are determined by applying various assumptions regarding future revenue net of voyage expenses, vessel operating expenses, scheduled drydockings, expected off-hire and scrap values, and taking into account historical market and Company specific revenue data as discussed above, and also considering other external market sources, including analysts’ reports and freight forward agreement curves.

When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company will evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset as provided by third parties. Management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company's vessels. The Company did not recognize a vessel impairment charge for the years ended December 31, 2024, 2023 or 2022.

Other non-current assets

2.17.   Other non-current assets

Other non-current assets relate to office equipment, fixtures and fittings and leasehold improvements. Office equipment and fixtures and fittings are recorded at their cost less accumulated depreciation and are depreciated based on an estimated useful life of five years. Leasehold improvements relate to fit-out costs for work completed on the Company’s offices in Ireland and Singapore. Leasehold improvements are recorded at their cost less accumulated depreciation and are depreciated over the shorter of the useful life of those leasehold improvements and the remaining lease term.

Operating leases

2.18.   Operating leases

Under ASC 842, lessees are required to recognize a right-of-use asset and a lease liability for substantially all leases. The standard continues to classify leases as either financing or operating, with classification affecting the pattern of expense recognition. For operating leases, ASC 842 requires recognition in an entity’s income statement of a single lease expense, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. Right-of-use assets represent a right to use an underlying asset for the lease term and the related lease liability represents an obligation to make lease payments pursuant to the contractual terms of the lease agreement. Operating lease right-of-use assets are assessed for any potential impairment on each balance sheet date.

At lease commencement, a lessee must determine a discount rate to calculate the present value of the lease payments so that it can determine lease classification and measure the lease liability. When determining the discount rate to be used at lease commencement, a lessee must use the rate implicit in the lease unless that rate cannot be readily determined. When the rate implicit in the lease cannot be readily determined, the lessee should use its incremental borrowing rate. The incremental borrowing rate is the rate that reflects the interest a lessee would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment.

Finance leases

2.19.   Finance leases

From time to time the Company enters into finance leases, which relate to financing arrangements for vessels in operation. Interest costs are expensed to interest expense and finance costs in the consolidated statements of operations using the effective interest method over the life of the lease.

Accounts payable	2.20. Accounts payable Accounts payable include all financial obligations to vendors for goods or services that have been received.
Accrued expenses and other liabilities

2.21.   Accrued expenses and other liabilities

Accrued expenses and other liabilities include all accrued liabilities in relation to the operating and running of the vessels, along with amounts accrued for interest as well as general and administrative expenses.

Derivatives

2.22.   Derivatives

As required by FASB Accounting Standards Codification 815 - Derivatives and Hedging (“ASC 815”), the Company records all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge.

The Company may enter into derivative contracts that are intended to economically hedge certain of its risk, even though hedge accounting does not apply, or the Company elects not to apply hedge accounting.

The Company elected to classify settlement payments as operating activities within the statement of cash flows. The Company has elected to apply the hedge accounting expedients related to probability and the assessments of effectiveness for future SOFR-indexed cash flows to assume that the index upon which future hedged transactions will be based matches the index on the corresponding derivatives. Application of these expedients preserves the presentation of derivatives consistent with past presentation.  The Company continues to evaluate the impact of the guidance and may apply other elections as applicable as additional changes in the market occur.

Equity method investments

2.23.   Equity method investments

The Company’s investments in AASML and Element 1 Corp. are accounted for, and until the Company sold its interest in the e1 Marine joint venture in May 2024, its investment in e1 Marine was accounted for using the equity method of accounting. Under the equity method of accounting, the Company initially recorded the investments in AASML, Element 1 Corp. and e1 Marine at cost and adjusts the carrying amounts of the investments to recognize their respective share of earnings or losses of the investee. As of December 31, 2024, the carrying value of the Company’s total investment in Element 1 Corp. is $4.5 million. This consists of the carrying value of the Company’s investment in the ordinary shares of $4.5 million. The carrying amount of the investment is adjusted to recognize the Company’s share of earnings or losses of the investee. Dividends received from an investee reduce the carrying amount of the equity investments. The Company evaluates its equity method investment for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other than temporary decline in value below their carrying values. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Company’s consolidated statements of operations.  During the year ended December 31, 2024, the Company recorded an impairment of $4.4 million in its investment in Element 1 Corp.

Contingencies

2.24.   Contingencies

Claims, lawsuits and contingencies arise in the ordinary course of the Company’s business. The Company provides for these contingencies when (i) it is probable that a liability has been incurred at the date of the financial statements and (ii) the amount of the loss can be reasonably estimated. Disclosure in the notes to the financial statements is required for contingencies that do not meet both these conditions if there is a reasonable possibility that a liability may have been incurred as of the balance sheet date.

Distributions to shareholders

2.25.   Distributions to shareholders

Subject to the Board of Directors’ approval, distributions to common shareholders are applied first to accumulated surplus. When accumulated surplus is not sufficient, distributions are applied to the additional paid in capital account.

Equity issuance costs

2.26.   Equity issuance costs

Incremental costs incurred that are directly attributable to a proposed or actual offering of equity securities are deferred and deducted from the related proceeds of the offering, and the net amount is recorded as contributed shareholders’ equity in the period when such shares are issued. Other costs incurred that are not directly attributable, but are related, to a proposed or actual offering are expensed as incurred.

Debt and finance lease issuance costs

2.27.   Debt and finance lease issuance costs

Financing charges which include fees, commissions and legal expenses associated with securing loan facilities are presented in the consolidated balance sheets as a direct deduction from the carrying amount of the debt liability or finance lease obligation. These costs are amortized to interest expense and finance costs in the consolidated statements of operations using the effective interest rate method over the life of the related debt or finance lease.

Share based compensation

2.28.   Share-based compensation

The Company may grant share-based payment awards, such as time-based restricted stock units (“TRSUs”), performance-based RSUs (“PRSUs”), which are subject to market conditions and service, and stock appreciation rights (“SARs”) as incentive-based compensation to certain employees and directors. The Company measures the cost of such awards, which are equity-settled transactions, using the grant date fair value of the award and recognizes that cost, over the requisite service period, which generally equals the vesting period. Once the fair value has been determined, the associated expense is recognized in the consolidated statements of operations over the requisite service period.

The SARs are settled through the delivery of Ardmore’s shares, not cash. Hence, in accordance with the guidance in the FASB Accounting Standards Codification 718, Compensation — Stock Compensation (“ASC 718”), the Company has classified the plan as an equity settled share-based payment plan. The cost of each tranche of SARs is being recognized by the Company on a straight-line basis.

Under a TRSU award, the grantee is entitled to receive a share of Ardmore’s common stock for each RSU at the end of the vesting period. Under a PRSU award, the grantee is entitled to receive a share of Ardmore’s common stock for each earned PRSU. Payment under the TRSU and PRSU will be made in the form of shares of Ardmore’s common stock. The cost of TRSUs and PRSUs is recognized by the Company on a straight-line basis over the vesting period. The Company’s policy for issuing shares upon the vesting of the RSUs is to register and issue new common shares to the grantee.

Treasury stock

2.29.   Treasury stock

When shares are acquired for a reason other than formal or constructive retirement, the shares are presented separately as a deduction from equity. If the shares are retired or subsequently sold, any gain would be allocated as an increase in additional paid in capital and cumulative losses as an increase to accumulated deficit.

Financial instruments

2.30.   Financial instruments

The carrying values of cash and cash equivalents, accounts receivable and accounts payable reported in the consolidated balance sheets are reasonable estimates of their fair values due to their short-term nature. The fair values of long-term debt approximate the recorded values due to the variable interest rates payable. The hierarchies of inputs used when determining fair value are described below:

Level 1: Valuations based on quotes prices in active markets for identical instruments that the Company is able to access.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.

Level 2: Valuations based on quoted prices in active markets for instruments that are similar, or quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3: Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Income taxes

2.31.   Income taxes

Republic of the Marshall Islands

Ardmore Shipping Corporation, Ardmore Shipping LLC, Ardmore Maritime Services LLC, and all vessel owning subsidiaries are incorporated in the Republic of the Marshall Islands with the exception of Lahinch Shipco (Pte.) Limited and Esperanza Shipco (Pte.) Limited, both of which are incorporated in Singapore. Ardmore Shipping Corporation believes that neither it, nor its subsidiaries, are subject to taxation under the laws of the Republic of the Marshall Islands and that distributions by its subsidiaries to Ardmore Shipping Corporation will not be subject to any taxes under the laws of the Republic of the Marshall Islands.

Bermuda

Ardmore Shipping (Bermuda) Limited is incorporated in Bermuda. Ardmore Shipping Corporation, Ardmore Shipping LLC and Ardmore Shipping (Bermuda) Limited are managed and controlled in Bermuda. Ardmore Shipping Corporation is subject to taxation under the laws of Bermuda and distributions by its subsidiaries to Ardmore Shipping Corporation will be subject to any taxes under the laws of Bermuda.

Ireland

Ardmore Shipping Services (Ireland) Limited and Ardmore E1 Marine Ventures Limited, which was established to act as the immediate parent company of e1 Marine, the joint venture jointly owned by Ardmore, Element 1 Corp. and Maritime Partners, are incorporated in Ireland. Trading profits are taxable at the standard corporation tax rate which is currently 12.5% based on generally accepted accounting principles in Ireland. Any non-trading / passive income is taxed at the higher corporation tax rate which is currently 25%.

United States of America

Ardmore Shipping (Americas) LLC (“ASUSA”) and Ardmore Trading (USA) LLC (“ATUSA”) are incorporated in Delaware and treated as corporations for U.S. tax purposes. ASUSA and ATUSA will be subject to U.S. tax on their worldwide net income.

Singapore

Ardmore Shipping (Asia) Pte. Limited, Ardmore Tanker Trading (Asia) Pte. Limited, Ardmore Maritime Services (Asia) Pte. Limited, Lahinch Shipco (Pte.) Limited and Esperanza Shipco (Pte.) Limited are incorporated in Singapore. Ardmore Shipping (Asia) Pte. Limited qualified as an “Approved International Shipping Enterprise” by the Singapore authorities with effect from August 1, 2015. This entitles the Company to tax exemption on profits derived from ship operations for any vessels which are owned or chartered in by Ardmore Shipping (Asia) Pte. Limited. Lahinch Shipco (Pte.) Limited and Esperanza Shipco (Pte.) Limited are ship-owning companies and therefore exempt from taxes under the law of Singapore. Ardmore Tanker Trading (Asia) Pte. Limited and Ardmore Maritime Services (Asia) Pte. Limited are subject to Singapore tax on their worldwide profits.

Deferred taxation

Deferred income tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statements and tax basis of existing assets and liabilities using enacted rates applicable to the periods in which the differences are expected to affect taxable income. Deferred income tax balances included on the consolidated balance sheets reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. Deferred income tax assets represent amounts available to reduce income taxes payable on taxable income in future years. The recoverability of these future tax deductions is evaluated by assessing the adequacy of future taxable income, including the reversal of temporary differences and forecasted operating earnings. If it is deemed more likely than not that the deferred tax assets will not be realized, the Company provides for a valuation allowance. Income taxes have been provided for all items included in the consolidated statements of operations regardless of when such items were reported for tax purposes or when the taxes were actually paid or refunded. Deferred tax for the year ended December 31, 2024 amounted to $Nil (2023: $Nil , 2022: $Nil).

Uncertainties related to income taxes

Companies are to determine whether it is more-likely-than-not that the tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not threshold it is measured to determine the amount of benefit to recognize in the financial statements. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. Uncertainties related to income taxes recognized for the year ended December 31, 2024 amounted to $Nil (2023: $Nil, 2022: $Nil).

2.32.   Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk are accounts receivable due from charterers and cash and cash equivalents.  There is a concentration of credit risk with respect to the Company’s cash and cash equivalents to the extent that substantially all of the amounts are held in several institutions and are generally not covered by insurance in the event of default by these financial institutions.

The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers’ financial condition.  The Company may be exposed to a credit risk in relation to vessel employment and at times may have multiple vessels employed by one charterer.

The following table presents consolidated revenues for charterers that accounted for more than 10% of the Company’s consolidated revenues during the years presented:

	For the years ended December 31
In thousands of U.S. Dollars	2024	2023	2022
Charterer A	28,132	*	55,626
Charterer B	*	*	53,345
* None over 10%

Concentration of credit risk

2.32.   Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk are accounts receivable due from charterers and cash and cash equivalents.  There is a concentration of credit risk with respect to the Company’s cash and cash equivalents to the extent that substantially all of the amounts are held in several institutions and are generally not covered by insurance in the event of default by these financial institutions.

The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers’ financial condition.  The Company may be exposed to a credit risk in relation to vessel employment and at times may have multiple vessels employed by one charterer.

The following table presents consolidated revenues for charterers that accounted for more than 10% of the Company’s consolidated revenues during the years presented:

	For the years ended December 31
In thousands of U.S. Dollars	2024	2023	2022
Charterer A	28,132	*	55,626
Charterer B	*	*	53,345
* None over 10%